Portfolio of Investments November 30, 2025
Equity Long/Short
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
152082541 COMMON STOCKS - 99.4% 152082541
AUTOMOBILES & COMPONENTS - 1.0%
3,700 (a) Tesla Inc $ 1,591,629
TOTAL AUTOMOBILES & COMPONENTS 1,591,629
BANKS - 5.6%
17,800 Citigroup Inc 1,844,080
36,500 Fifth Third Bancorp 1,586,290
5,100 JPMorgan Chase & Co 1,596,708
7,800 M&T Bank Corp 1,483,716
24,100 Wells Fargo & Co 2,068,985
TOTAL BANKS 8,579,779
CAPITAL GOODS - 14.0%
7,500 AECOM 773,475
6,600 BWX Technologies Inc 1,180,608
4,800 Eaton Corp PLC 1,660,272
11,800 Emerson Electric Co 1,573,884
22,700 Flowserve Corp 1,619,645
8,200 Howmet Aerospace Inc 1,677,638
5,450 L3Harris Technologies Inc 1,518,860
2,800 Northrop Grumman Corp 1,602,300
14,500 nVent Electric PLC 1,555,415
2,000 Parker-Hannifin Corp 1,723,400
3,000 Quanta Services Inc 1,394,640
10,800 RTX Corp 1,889,028
3,850 Trane Technologies PLC 1,622,698
8,100 Westinghouse Air Brake Technologies Corp 1,689,255
TOTAL CAPITAL GOODS 21,481,118
COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
5,600 Cintas Corp 1,041,712
29,000 (a) Copart Inc 1,130,420
5,700 Republic Services Inc 1,237,242
15,200 Veralto Corp 1,538,544
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,947,918
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.6%
21,400 (a) Amazon.com Inc 4,990,908
4,100 Home Depot Inc/The 1,463,372
15,900 (a) O'Reilly Automotive Inc 1,617,030
8,000 TJX Cos Inc/The 1,215,360
4,200 Williams-Sonoma Inc 756,042
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,042,712
CONSUMER DURABLES & APPAREL - 1.0%
4,200 Ralph Lauren Corp 1,542,786
TOTAL CONSUMER DURABLES & APPAREL 1,542,786
CONSUMER SERVICES - 1.6%
9,800 Boyd Gaming Corp 816,340
6,000 Hilton Worldwide Holdings Inc 1,710,180
TOTAL CONSUMER SERVICES 2,526,520
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3.7%
2,900 Casey's General Stores Inc 1,654,334
1,675 Costco Wholesale Corp 1,530,263
22,500 Walmart Inc 2,486,475
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,671,072
ENERGY - 2.9%
5,200 Cheniere Energy Inc 1,083,992
14,300 Exxon Mobil Corp 1,657,656
27,300 Williams Cos Inc/The 1,663,389
TOTAL ENERGY 4,405,037

Portfolio of Investments November 30, 2025
(continued)
Equity Long/Short

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.2%
4,800 American Tower Corp 870,096
7,000 Prologis Inc 899,710
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,769,806
FINANCIAL SERVICES - 7.1%
5,100 American Express Co 1,862,877
2,150 Ameriprise Financial Inc 979,841
4,800 (a) Corpay Inc 1,419,840
11,600 KKR & Co Inc 1,418,796
2,100 Mastercard Inc, Class A 1,156,113
18,300 Nasdaq Inc 1,663,836
3,300 S&P Global Inc 1,646,139
19,000 (a) Toast Inc, Class A 649,610
TOTAL FINANCIAL SERVICES 10,797,052
FOOD, BEVERAGE & TOBACCO - 1.2%
24,800 Coca-Cola Co/The 1,813,376
TOTAL FOOD, BEVERAGE & TOBACCO 1,813,376
HEALTH CARE EQUIPMENT & SERVICES - 3.7%
18,000 (a) Boston Scientific Corp 1,828,440
2,650 Cigna Group/The 734,792
1,950 (a) Intuitive Surgical Inc 1,118,286
2,600 Stryker Corp 965,068
4,100 (a) Veeva Systems Inc, Class A 985,189
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,631,775
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
8,200 Estee Lauder Cos Inc/The, Class A 771,374
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 771,374
INSURANCE - 1.0%
11,400 Globe Life Inc 1,535,922
TOTAL INSURANCE 1,535,922
MATERIALS - 4.2%
3,300 Air Products and Chemicals Inc 861,465
14,300 CRH PLC 1,715,428
21,000 Freeport-McMoRan Inc 902,580
4,350 Linde PLC 1,784,892
34,000 Smurfit WestRock PLC 1,213,460
TOTAL MATERIALS 6,477,825
MEDIA & ENTERTAINMENT - 7.9%
20,300 Alphabet Inc, Class A 6,499,654
3,000 Meta Platforms Inc 1,943,850
21,400 (a) Netflix Inc 2,302,212
13,200 Walt Disney Co/The 1,379,004
TOTAL MEDIA & ENTERTAINMENT 12,124,720
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
900 Eli Lilly & Co 967,923
18,000 (a) Exelixis Inc 795,060
2,200 Regeneron Pharmaceuticals Inc 1,716,418
3,200 (a) United Therapeutics Corp 1,555,200
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,034,601
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.0%
12,100 Broadcom Inc 4,875,816
48,100 (a) Intel Corp 1,950,936
11,900 Lam Research Corp 1,856,400
37,300 NVIDIA Corp 6,602,100
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 15,285,252
SOFTWARE & SERVICES - 9.8%
6,000 International Business Machines Corp 1,851,480
1,600 Intuit Inc 1,014,528
15,300 Microsoft Corp 7,527,753
2,700 Oracle Corp 545,265
8,400 (a) Palo Alto Networks Inc 1,597,092

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
1,525 (a) ServiceNow Inc $ 1,238,925
2,750 (a) Synopsys Inc 1,149,528
TOTAL SOFTWARE & SERVICES 14,924,571
TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
29,200 Apple Inc 8,142,421
9,000 (a) Arista Networks Inc 1,176,120
17,800 Cisco Systems Inc 1,369,532
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,688,073
UTILITIES - 2.9%
21,600 Alliant Energy Corp 1,500,552
9,700 American Electric Power Co Inc 1,200,569
7,100 Duke Energy Corp 879,974
4,800 Vistra Corp 858,528
TOTAL UTILITIES 4,439,623
TOTAL COMMON STOCKS
(Cost $97,718,691) 152,082,541
TOTAL LONG-TERM INVESTMENTS
(Cost $97,718,691) 152,082,541
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.3%
1,975,000 REPURCHASE AGREEMENTS - 1.3% 1,975,000
$ 1,975,000 (b) Fixed Income Clearing Corporation 4.040% 12/01/25 1,975,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,975,000) 1,975,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,975,000) 1,975,000
TOTAL INVESTMENTS - 100.7%
(Cost $99,693,691) 154,057,541
SHARES DESCRIPTION VALUE
-44692719
COMMON STOCKS SOLD SHORT - (29.2)% (c)
X (44,692,719)
AUTOMOBILES & COMPONENTS - (0.6)%
(32,000) Ford Motor Co $ (424,960)
(5,000) Thor Industries Inc (528,100)
TOTAL  AUTOMOBILES & COMPONENTS (953,060)
a a a a a a a a
BANKS - (1.2)%
(27,500) KeyCorp (505,450)
(9,500) Synovus Financial Corp (457,900)
(9,000) Truist Financial Corp (418,500)
(6,100) Western Alliance Bancorp (497,333)
TOTAL  BANKS (1,879,183)
a a a a a a a a

Portfolio of Investments November 30, 2025
(continued)
Equity Long/Short

SHARES DESCRIPTION VALUE
CAPITAL GOODS - (5.4)%
(7,400) A O Smith Corp $ (488,252)
(4,800) AGCO Corp (508,608)
(2,100) AMETEK Inc (415,569)
(5,100) Donaldson Co Inc (458,490)
(10,000) Fortive Corp (534,800)
(9,600) Fortune Brands Innovations Inc (495,648)
(5,900) Graco Inc (486,396)
(1,700) Huntington Ingalls Industries Inc (533,154)
(950) Lennox International Inc (473,927)
(4,000) Oshkosh Corp (512,720)
(5,200) Otis Worldwide Corp (462,020)
(4,300) PACCAR Inc (453,306)
(3,500) (a) SiteOne Landscape Supply Inc (469,980)
(5,800) Timken Co/The (472,062)
(6,900) Toro Co/The (481,206)
(1,200) Valmont Industries Inc (495,564)
(1,400) Watsco Inc (484,960)
TOTAL  CAPITAL GOODS (8,226,662)
a a a a a a a a
COMMERCIAL & PROFESSIONAL SERVICES - (0.9)%
(2,200) Equifax Inc (467,214)
(3,800) Paychex Inc (424,422)
(4,500) RB Global Inc (441,900)
TOTAL  COMMERCIAL & PROFESSIONAL SERVICES (1,333,536)
a a a a a a a a
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - (1.2)%
(8,000) Advance Auto Parts Inc (415,040)
(1,300) (a) Carvana Co (486,850)
(3,700) Genuine Parts Co (482,480)
(2,000) Pool Corp (487,200)
TOTAL  CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (1,871,570)
a a a a a a a a
CONSUMER DURABLES & APPAREL - (0.3)%
(50,000) Leggett & Platt Inc (513,000)
TOTAL  CONSUMER DURABLES & APPAREL (513,000)
a a a a a a a a
CONSUMER SERVICES - (1.8)%
(3,400) (a) Airbnb Inc, Class A (397,766)
(5,000) (a) Bright Horizons Family Solutions Inc (513,800)
(2,600) Darden Restaurants Inc (466,908)
(1,450) Marriott International Inc/MD, Class A (441,945)
(1,500) Royal Caribbean Cruises Ltd (399,375)
(3,000) Yum! Brands Inc (459,630)
TOTAL  CONSUMER SERVICES (2,679,424)
a a a a a a a a
CONSUMER STAPLES DISTRIBUTION & RETAIL - (0.3)%
(5,900) Sysco Corp (449,580)
TOTAL  CONSUMER STAPLES DISTRIBUTION & RETAIL (449,580)
a a a a a a a a
ENERGY - (0.9)%
(17,700) Coterra Energy Inc (475,068)
(6,000) ONEOK Inc (436,920)
(12,700) Range Resources Corp (501,523)
TOTAL  ENERGY (1,413,511)
a a a a a a a a
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - (1.6)%
(13,100) CubeSmart (487,713)
(8,600) First Industrial Realty Trust Inc (492,264)
(1,550) Public Storage (425,537)
(3,700) Sun Communities Inc (476,708)
(14,700) UDR Inc (535,374)
TOTAL  EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (2,417,596)
a a a a a a a a

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES - (1.8)%
(2,700) Jack Henry & Associates Inc $ (471,096)
(1,300) LPL Financial Holdings Inc (462,852)
(775) Moody's Corp (380,355)
(3,700) State Street Corp (440,374)
(4,400) T Rowe Price Group Inc (450,472)
(4,500) Tradeweb Markets Inc, Class A (489,870)
TOTAL  FINANCIAL SERVICES (2,695,019)
a a a a a a a a
FOOD, BEVERAGE & TOBACCO - (0.7)%
(10,500) Molson Coors Beverage Co, Class B (488,355)
(13,300) Pilgrim's Pride Corp (505,932)
TOTAL  FOOD, BEVERAGE & TOBACCO (994,287)
a a a a a a a a
HEALTH CARE EQUIPMENT & SERVICES - (1.9)%
(4,300) (a) DaVita Inc (514,624)
(575) (a) IDEXX Laboratories Inc (432,906)
(1,900) Labcorp Holdings Inc (510,682)
(1,800) ResMed Inc (460,494)
(5,600) (a) Solventum Corp (477,456)
(1,700) STERIS PLC (452,676)
TOTAL  HEALTH CARE EQUIPMENT & SERVICES (2,848,838)
a a a a a a a a
HOUSEHOLD & PERSONAL PRODUCTS - (0.3)%
(5,200) Colgate-Palmolive Co (418,028)
TOTAL  HOUSEHOLD & PERSONAL PRODUCTS (418,028)
a a a a a a a a
INSURANCE - (1.1)%
(3,800) Aflac Inc (419,178)
(1,150) Chubb Ltd (340,607)
(1,550) Everest Group Ltd (487,149)
(4,200) Prudential Financial Inc (454,650)
TOTAL  INSURANCE (1,701,584)
a a a a a a a a
MATERIALS - (1.4)%
(54,000) Amcor PLC (460,080)
(5,800) CF Industries Holdings Inc (456,460)
(1,450) Ecolab Inc (398,982)
(13,000) International Paper Co (513,240)
(1,100) Sherwin-Williams Co/The (378,059)
TOTAL  MATERIALS (2,206,821)
a a a a a a a a
MEDIA & ENTERTAINMENT - (0.9)%
(7,100) Fox Corp, Class A (465,050)
(3,500) (a) Live Nation Entertainment Inc (460,075)
(6,570) Omnicom Group Inc (470,543)
TOTAL  MEDIA & ENTERTAINMENT (1,395,668)
a a a a a a a a
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - (1.2)%
(3,000) Agilent Technologies Inc (460,500)
(10,900) QIAGEN NV (520,475)
(4,500) Revvity Inc (469,845)
(3,500) Zoetis Inc (448,630)
TOTAL  PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (1,899,450)
a a a a a a a a
REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.3)%
(6,800) (a) Zillow Group Inc, Class C (505,784)
TOTAL  REAL ESTATE MANAGEMENT & DEVELOPMENT (505,784)
a a a a a a a a
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (0.3)%
(6,400) Entegris Inc (493,696)
TOTAL  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (493,696)
a a a a a a a a

Portfolio of Investments November 30, 2025
(continued)
Equity Long/Short

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES - (1.4)%
(1,350) (a) Autodesk Inc $ (409,509)
(5,400) Cognizant Technology Solutions Corp, Class A (419,634)
(240) (a) Fair Isaac Corp (433,399)
(5,200) (a) Fortinet Inc (421,876)
(1,000) (a) Tyler Technologies Inc (469,620)
TOTAL  SOFTWARE & SERVICES (2,154,038)
a a a a a a a a
TECHNOLOGY HARDWARE & EQUIPMENT - (0.3)%
(3,200) CDW Corp/DE (461,504)
TOTAL  TECHNOLOGY HARDWARE & EQUIPMENT (461,504)
a a a a a a a a
TRANSPORTATION - (2.1)%
(10,500) CSX Corp (371,280)
(3,200) Expeditors International of Washington Inc (470,080)
(1,450) Norfolk Southern Corp (423,531)
(22,000) Schneider National Inc, Class B (497,420)
(13,500) Southwest Airlines Co (469,935)
(10,800) U-Haul Holding Co (519,588)
(3,600) (a) XPO Inc (511,416)
TOTAL  TRANSPORTATION (3,263,250)
a a a a a a a a
UTILITIES - (1.3)%
(2,800) Atmos Energy Corp (493,836)
(4,500) Consolidated Edison Inc (451,620)
(10,200) FirstEnergy Corp (486,744)
(11,000) NiSource Inc (485,430)
TOTAL  UTILITIES (1,917,630)
a a a a a a a a
TOTAL COMMON STOCKS SOLD SHORT
(Proceeds $44,896,468) (44,692,719)
OTHER ASSETS & LIABILITIES, NET -  28.5% 43,605,121
NET ASSETS - 100% $ 152,969,943
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.040% dated 11/28/25 to be repurchased at $1,975,665 on 12/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 8/15/55, valued at $2,014,657.
(c) The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common
Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $23,395,078 have been pledged as collateral for Common Stocks Sold Short.

Equity Long/Short
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 152,082,541 $ – $ – $ 152,082,541
Short-Term Investments:
Repurchase Agreements – 1,975,000 – 1,975,000
Common Stocks Sold Short (44,692,719) – – (44,692,719)
Total
$ 107,389,822 $ 1,975,000 $ – $ 109,364,822